Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 852,522	$ 789,857
Administration Fee	100,308	84,298
Operating Expenses and Administration Fee, Total	952,830	874,155
Borne By General Partner Operating Expenses	104,187	151,294
Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	349,150	326,956
Administration Fee	100,308	84,298
Operating Expenses and Administration Fee, Total	449,458	411,254
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	395,947	405,142
Administration Fee
Operating Expenses and Administration Fee, Total	395,947	405,142
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	107,425	57,759
Administration Fee
Operating Expenses and Administration Fee, Total	107,425	57,759
Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Administration Fee
Borne By General Partner Operating Expenses	$ (104,187)	$ (151,294)